united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Tactical Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015
Par Value	Security	Value
	BONDS & NOTES - 24.5%
	BANKS - 8.5%
$1,500,000	Wells Fargo & Co., 1.25%, due 2/13/15	$ 1,500,354

	BEVERAGES - 2.9%
500,000	PepsiCo, Inc., 0.75%, due 3/5/15	500,202

	COMPUTERS - 11.4%
2,000,000	International Business Machines Corp., 0.75%, due 5/11/15	2,003,096

	MACHINERY-CONSTRUCTION & MINING - 1.7%
300,000	Caterpillar Financial Services Corp., 1.05%, due 3/26/15	300,350

	TOTAL BONDS & NOTES (Cost - $4,303,869)	4,304,002

Shares	SHORT-TERM INVESTMENTS - 58.2%
	MONEY MARKET FUND - 12.6%
2,220,122	Federated Prime Cash Obligation Fund, Institutional Shares, 0.03% +	2,220,122

Par Value	U.S. GOVERNMENT - 45.6%
$8,000,000	United States Treasury Bill, 0.00%, due 3/5/15	8,000,055

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,220,177)	10,220,177

	TOTAL INVESTMENTS - 82.7%
	(Cost - $14,524,046) (a)	$ 14,524,179
	OTHER ASSETS LESS LIABILITIES - 17.3%	3,029,903
	NET ASSETS - 100.0%	$ 17,554,082

	+ Money market fund; interest rate reflects seven-day yield on January 31, 2015.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $14,524,046 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 329
	Unrealized Depreciation:	(196)
	Net Unrealized Appreciation:	$ 133

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015
Shares	Security		Value
	COMMON STOCK - 92.4%
	APPAREL - 5.0%
5,061	Gerry Weber International AG		$ 195,867
2,432	NIKE, Inc.		224,352
6,843	Steven Madden, Ltd. *		234,989
			655,208
	BANKS - 5.0%
2,765	Capital One Financial Corp.		202,426
5,270	US Bancorp		220,866
4,261	Wells Fargo & Co.		221,231
			644,523
	BEVERAGES - 5.6%
1,952	Anheuser-Busch, InBev - ADR		238,281
2,475	Brown-Forman Corp.		219,582
2,356	Monster Beverage Corp. *		275,534
			733,397
	BUILDING MATERIALS - 1.6%
183,000	Semen Indonesia Persero Tbk PT		210,482

	CHEMICALS - 3.7%
5,364	Novozymes A/S		244,969
7,585	Victrex PLC		234,544
			479,513
	COMMERCIAL SERVICES - 3.7%
7,862	Healthcare Services Group, Inc.		247,732
2,909	MasterCard, Inc. - Class A		238,625
			486,357
	COMPUTERS - 7.5%
2,210	Apple, Inc.		258,924
4,808	Cognizant Technology Solutions Corp. - Cl. A *		260,257
6,880	Infosys, Ltd. - ADR		234,470
5,190	Syntel, Inc. *		224,467
			978,118
	COSMETICS/PERSONAL CARE - 2.0%
1,412	L'Oreal SA		253,729

	DISTRIBUTION/WHOLESALE - 3.4%
5,089	Fastenal Co.		225,952
888	WW Grainger, Inc.		209,426
			435,378
	DIVERSIFIED FINANCIAL SERVICES - 5.2%
2,527	American Express Co.		203,904
2,695	T Rowe Price Group, Inc.		212,150
1,013	Visa, Inc. - Class A		258,224
			674,278
	ELECTRONICS - 1.5%
5,808	Rotork PLC		201,053
CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015
Shares	Security		Value
	FOOD - 1.6%
2,692	Nestle SA		$ 205,874

	HEALTHCARE-PRODUCTS - 5.5%
5,879	DiaSorin SpA		234,665
2,619	Varian Medical Systems, Inc. *		242,415
2,136	Zimmer Holdings, Inc.		239,446
			716,526
	HOUSEHOLD PRODUCTS/WARES - 1.7%
1,532	Societe BIC SA		218,088

	INTERNET - 3.6%
228	Google, Inc. - Class A *		122,561
185	Google, Inc. - Class C *		98,886
14,774	Tencent Holdings Ltd. - ADR		248,499
			469,946
	LEISURE TIME - 1.8%
1,732	Shimano, Inc.		231,032

	MACHINERY-DIVERSIFIED - 1.8%
5,001	Spirax-Sarco Engineering PLC		229,070

	MEDIA - 2.0%
1,770	FactSet Research Systems, Inc.		254,154

	MINING - 1.6%
21,813	Antofagasta PLC		212,932

	MISCELLANEOUS MANUFACTURING - 1.9%
1,533	3M Co.		248,806

	OIL & GAS - 1.2%
9,645	Statoil ASA		159,905

	OIL & GAS SERVICES - 1.6%
9,041	TGS Nopec Geophysical Co. ASA		209,544

	PHARMACEUTICALS - 3.4%
2,111	Johnson & Johnson		211,395
5,246	Novo Nordisk A/S		235,281
			446,676
	RETAIL - 15.3%
3,285	Bed Bath & Beyond, Inc. *		245,619
4,704	Buckle, Inc.		238,916
322	Chipotle Mexican Grill, Inc. - Cl. A *		228,568
2,639	Cie Financiere Richemont SA		219,296
CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015
Shares	Security		Value
	RETAIL - 15.3% (Continued)
2,982	Fielmann AG		$ 203,188
5,035	Hennes & Mauritz AB		207,884
7,955	Inditex SA		234,890
324,700	Sa Sa International Holdings, Ltd.		210,221
486	Swatch Group AG		193,566
			1,982,148
	SOFTWARE - 5.2%
3,206	Check Point Software Technologies, Ltd. *		247,407
4,792	Microsoft Corp.		193,597
5,457	Oracle Corp.		228,594
			669,598

	TOTAL COMMON STOCK (Cost - $11,289,694)		12,006,335

	SHORT TERM INVESTMENTS - 7.7%
	MONEY MARKET FUND - 7.7%
1,005,317	Federated Prime Cash Obligation Fund, Institutional Shares, 0.03% +		1,005,317
	(Cost - $1,005,317)

Contracts^	OPTION CONTRACTS *- 1.6%
	PUT OPTIONS PURCHASED - 1.6%
650	iShares MSCI EAFE ETF
	Expiration March 2015, Exercise price $61.00		87,100
700	iShares MSCI Emerging Markets ETF
	Expiration March 2015, Exercise price $40.00		114,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $113,201)		201,900

	TOTAL OPTIONS CONTRACTS PURCHASED (Cost - $113,201)		201,900

	TOTAL INVESTMENTS - 101.7% (Cost - $12,408,212)(a)		$ 13,213,552
	OPTION CONTRACTS WRITTEN - (0.7) % (Premiums Received - $44,497)		(99,200)
	LIABILITIES LESS OTHER ASSETS - (1.0) %		(125,076)
	NET ASSETS - 100.0%		$ 12,989,276

	ADR - American Depositary Receipt
	ETF - Exchange-Traded Fund
	PLC - Public Limited Company
	* Non-Income producing security.
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2015.
	^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $12,406,915 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,447,005
		Unrealized Depreciation:	(739,568)
		Net Unrealized Appreciation:	$ 707,437
CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015
Contracts^	Security		Value
	OPTION CONTRACTS WRITTEN * - (0.7) %
	PUT OPTION CONTRACTS WRITTEN - (0.7) %
(650)	iShares MSCI EAFE ETF
	Expiration March 2015, Exercise price $58.00		$ (39,000)
(700)	iShares MSCI Emerging Markets ETF
	Expiration March 2015, Exercise price $38.00		(60,200)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums Received - $44,497)		(99,200)

	TOTAL OPTION CONTRACTS WRITTEN (Premiums Received - $44,497)		(99,200)

			Unrealized Appreciation
# of Contracts	OPEN FUTURES CONTRACTS		(Depreciation)
1	FTSE 100 Index, March 2015		$ 3,800
	(Underlying Face Amount $100,711)
1	Hang Seng Index, February 2015		(1,902)
	(Underlying Face Amount $158,215)
6	S&P 500 E-Mini, March 2015		(8,663)
	(Underlying Face Amount $596,550)
	TOTAL OPEN FUTURES CONTRACTS		$ (6,765)

Face amounts are the underlying reference amounts to equities upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015
Shares	Security		Value
	MUTUAL FUND - 90.5%
	DEBT FUND - 90.5%
2,217,555	BlackRock High Yield Bond - Institutional Class		$ 17,429,980
3,028,179	Invesco High Yield Fund - Class Y		13,051,454
1,910,089	PIMCO High Yield Fund - Institutional Shares		17,553,715
	TOTAL MUTUAL FUND (Cost - $48,068,597)		48,035,149

	EXCHANGE-TRADED FUND - 8.9%
	DEBT FUND - 8.9%
32,940	iShares iBoxx $ High Yield Corporate Bond ETF		2,972,176
45,209	SPDR Barclays High Yield Bond ETF		1,760,438
	TOTAL EXCHANGE-TRADED FUND (Cost - $4,698,644)		4,732,614

	SHORT TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
151,856	Federated Prime Cash Obligation Fund, Institutional Shares, 0.03% +		151,856
	(Cost - $151,856)

	TOTAL INVESTMENTS - 99.7% (Cost - $52,919,097)(a)		$ 52,919,619
	OTHER ASSETS LESS LIABILITIES - 0.3%		159,768
	NET ASSETS - 100.0%		$ 53,079,387

	ETF - Exchange-Traded Fund
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2015.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $52,919,097 and
	differs from market value by net unrealized appreciation of securities as follows:

		Unrealized Appreciation:	$ 288,804
		Unrealized Depreciation:	(288,282)
		Net Unrealized Appreciation:	$ 522

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Funds' assets and liabilities measured at fair value:

CMG Tactical Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 4,304,002	$ -	$ 4,304,002
Short-Term Investments	2,220,122	8,000,055	-	10,220,177
Total Assets	$ 2,220,122	$ 12,304,057	$ -	$ 14,524,179

CMG Global Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,006,335	$ -	$ -	$ 12,006,335
Short-Term Investments	1,005,317	-	-	1,005,317
Purchased Put Options	201,900	-	-	201,900
Total Assets	$ 13,213,552	$ -	$ -	$ 13,213,552
Liabilities	Level 1	Level 2	Level 3	Total
Options Contracts Written	$ 99,200	$ -	$ -	$ 99,200
Derivative Instruments*	6,765	-	-	6,765
Total Liabilities	$ 105,965	$ -	$ -	$ 105,965

CMG Tactical Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 48,035,149	$ -	$ -	$ 48,035,149
Exchange-Traded Funds	4,732,614	-	-	4,732,614
Short-Term Investments	151,856	-	-	151,856
Total Assets	$ 52,919,619	$ -	$ -	$ 52,919,619

*Derivative Instruments include cumulative unrealized loss on futures contracts open at January 31, 2015.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2015 categorized by risk exposure:
CMG Global Equity Fund
Risk Exposure Category	Unrealized Gain at 1/31/2015
Equity contracts	$27,231
Total	$23,231

Futures Contracts – The Funds are subject to equity risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The value of the derivative instruments outstanding as of January 31, 2015, as disclosed in the Portfolio of Investments and the amount in unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/31/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/31/15